BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Percentage of revenue earned from two largest InsPro Enterprise clients (Details 4) - Customer Concentration Risk - Sales Revenue	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Client #1
Concentration Risk [Line Items]
Percentage of revenue	31.00%	29.00%	30.00%	28.00%
Client #2
Concentration Risk [Line Items]
Percentage of revenue	20.00%	23.00%	16.00%	12.00%
Client #3
Concentration Risk [Line Items]
Percentage of revenue			14.00%